April 29, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

	RE:	Kobren Insight Funds (the "Trust")
		File Nos. 333-12075/811-07813

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-named Trust, does not differ from that contained in Post-Effective Amendment No. 3 (the "Amendment") to the
Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on April 22, 1998 (Accession # 0000927405-98-000133).

Should you have any comments on this filing, please contact the undersigned at (617) 573-1541. Please return an electronic transmittal as evidence of your receipt of this filing.

Sincerely,



/s/Gail A. Hanson
Gail A. Hanson
Counsel




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